Share capital and Contributed Surplus - Disclosure of additional information on outstanding warrants (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Number of warrants outstanding	1,160,057	1,550,787	1,341,716	1,390,164
Book value	$ 1,931,982
Classified as Equity [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	153,412
Book value	$ 1,084,687
Classified as Equity [Member] | LEC's Warrants [Member] | Exercise price of $7.00 [Member] | April 29, 2026 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	50,000
Conversion ratio to Common Shares	70 for 1
Book value	$ 425,000
Expiry Date	Apr. 29, 2026
Classified as Equity [Member] | Acquisition of Police Ordnance [Member] | Exercise price of $17.20 [Member] | December 15, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	20,000
Conversion ratio to Common Shares	70 for 1
Book value	$ 132,000
Expiry Date	Dec. 15, 2024
Classified as Equity [Member] | December 2022 U.S. Underwriter Warrants [Member] | Exercise price of US$51.625 [Member] | December 6, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	13,495
Conversion ratio to Common Shares	1 for 1
Book value	$ 189,592
Expiry Date	Dec. 06, 2024
Classified as Equity [Member] | July 2023 U.S. Underwriter Warrants [Member] | Exercise price of US$26.60 [Member] | December 6, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	12,363
Conversion ratio to Common Shares	1 for 1
Book value	$ 204,187
Expiry Date	Dec. 06, 2024
Classified as Equity [Member] | April 2024 U S Underwriter Warrants [Member] | Exercise price of US$8.125 [Member] | April 9, 2029 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	7,692
Conversion ratio to Common Shares	1 for 1
Book value	$ 43,869
Expiry Date	Apr. 09, 2029
Classified as Equity [Member] | June 2024 U S Underwriter Warrants [Member] | Exercise price of US$7.25 [Member] | June 14, 2029 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	14,500
Conversion ratio to Common Shares	1 for 1
Book value	$ 61,213
Expiry Date	Jun. 14, 2029
Classified as Equity [Member] | August 2024 U S Underwriter Warrants [Member] | Exercise price of US$2.50 [Member] | August 9, 2029 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	35,362
Conversion ratio to Common Shares	1 for 1
Book value	$ 28,826
Expiry Date	Aug. 09, 2029
Classified as liability [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	1,006,645
Book value	$ 847,295
Classified as liability [Member] | December 2022 Public Offerings [Member] | Exercise price of US$50.00 [Member] | December 9, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	322,639
Conversion ratio to Common Shares	1 for 1
Book value	$ 65,765
Expiry Date	Dec. 09, 2027
Classified as liability [Member] | December 2022 Option Warrants [Member] | Exercise price of US$51.625 [Member] | December 9, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	37,500
Conversion ratio to Common Shares	1 for 1
Book value	$ 7,644
Expiry Date	Dec. 09, 2024
Classified as liability [Member] | December 2022 Debt Settlement [Member] | Exercise price of US$50.00 [Member] | December 9, 2027 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	5,614
Conversion ratio to Common Shares	1 for 1
Book value	$ 1,145
Expiry Date	Dec. 09, 2027
Classified as liability [Member] | July 2023 Public Offerings [Member] | Exercise price of US$26.60 [Member] | July 21, 2028 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	154,219
Conversion ratio to Common Shares	1 for 1
Book value	$ 60,373
Expiry Date	Jul. 21, 2028
Classified as liability [Member] | July 2023 Pre-Funded Warrants [Member] | Exercise price of $0.001 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	15,173
Conversion ratio to Common Shares	1 for 1
Book value	$ 31,338
Classified as liability [Member] | August 2024 Public Offering [Member] | Exercise price of US$2.50 [Member] | August 9, 2029 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	471,500
Conversion ratio to Common Shares	1 for 1
Book value	$ 681,030
Expiry Date	Aug. 09, 2029